Note M - Commitments (Details) - Future Minimum Rental Commitments of Non-Cancelable Operating Leases (USD $)	Dec. 31, 2012
Future Minimum Rental Commitments of Non-Cancelable Operating Leases [Abstract]
2013	$ 137,870
2014	92,097
$ 229,967